Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Alger ETF Trust
Prospectus Date	rr_ProspectusDate	Feb. 10, 2023
Document Creation Date	dei_DocumentCreationDate	Mar. 07, 2023